Consolidated Balance Sheets (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Balance Sheet [Abstract]
Preferred stock, shares authorized	350,000	350,000	350,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	20,000,000	50,000,000
Common stock, shares issued	11,168,905	11,105,532	19,152,630
Common stock, shares outstanding	11,168,905	11,105,532	19,152,630
Reverse stock split, Ratio	1-for-20	1-for-20